Advances to Suppliers (Details) - Schedule of advance to suppliers - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of advance to suppliers [Abstract]
Advance to suppliers	$ 362,047	$ 610,526
Less: reserve for vendor non-performance on advances	(219,630)	(38,949)
Advance to suppliers, net	$ 142,417	$ 571,577